Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of company's deferred tax assets and liabilities

	December 31,
	2025	2024
	(U.S. $ in thousands)
Deferred tax assets
Tax losses carry forwards	$786,379	$755,431
Inventory related	2,731	2,500
Intangible assets	4,551	11,465
Provision for employee related obligations	2,808	2,380
Stock-based compensation expense	14,726	9,838
Deferred revenue	5,386	4,524
Property, plant and equipment	202	254
Allowance for credit losses	387	173
Research and development credit carry forwards	22,511	21,577
Research and development capitalization (including Section 174)	32,673	22,952
Basis difference in equity method investment	19,349	9,240
Other items	9,622	6,491
Gross deferred tax assets	901,325	846,825
Valuation allowance	(890,920)	(826,870)
Total deferred tax assets	10,405	19,955

Deferred tax liabilities
Intangible assets	(8,650)	(7,423)
Property, plant and equipment	(1,174)	(12,077)
Total deferred tax liabilities	(9,824)	(19,500)
Net deferred tax assets (liabilities)	$581	$455

Schedule of deferred tax assets and liabilities classified in consolidated balance sheets

	December 31,
	2025	2024
	(U.S. $ in thousands)
Deferred tax assets (under "Other non-current assets")	$893	$962
Deferred tax liabilities	312	507
Net deferred tax assets (liabilities)	$581	$455

Schedule of valuation allowance

Valuation Allowance
U.S. $ in thousands
Balance at January 1, 2023	$699,694
Additions	38,500
Decrease	(634)
Balance as of December 31, 2023	737,560
Additions	94,935
Decrease	(5,625)
Balance as of December 31, 2024	826,870
Additions	64,050
Decrease	—
Balance as of December 31, 2025	$890,920

Schedule of loss before Income Taxes

	2025	2024	2023
	(U.S. $ in thousands)
Domestic	$(12,426)	$(30,874)	$(47,959)
Foreign	(49,677)	(53,111)	(36,628)
	$(62,103)	$(83,985)	$(84,587)

Schedule of components of income taxes

	2025	2024	2023
	(U.S. $ in thousands)
Current
Israel (domestic)	$1,251	$4,976	$8,238
Foreign	2,343	1,823	2,874
	3,594	6,799	11,112
Deferred
Israel (domestic)	—	(3,774)	(3,993)
Foreign	(512)	(52)	(1,337)
	(512)	(3,826)	(5,330)
Total income taxes	$3,082	$2,973	$5,782

Schedule of reconciliation of income tax rate

	2025
	$	%
IL Statutory Tax Rate	$(14,284)	23.0%
Foreign Tax Effects
U.S.
Changes in valuation allowances	3,411	(5.5)%
Other	843	(1.4)%
U.K.
Changes in valuation allowances	8,213	(13.2)%
Other	(617)	1.0%
Other foreign jurisdictions	2,572	(4.1)%
Stock-based payment awards	1,071	(1.7)%
Changes in uncertain tax positions	1,936	(3.1)%
Other	(63)	0.1%
Effective Tax Rate	$3,082	(5.0)%

	2024	2023
Statutory tax rate	23.0%	23.0%
Reduced tax rate under Israeli benefit programs	(1.5)	(5.0)%
Share-based compensation expense	(4.0)	(3.8)%
Permanent differences, net	—	1.0%
Earnings taxed under foreign law with different tax rate	0.8	27.0%
Valuation Allowance	(17.5)	(44.8)%
Changes in uncertain tax positions	(5.5)	(3.8)%
Withholding tax	(0.1)	(0.3)%
Other	1.7	(0.1)%
Effective income tax rate	(3.5)%	(6.8)%

Schedule of beginning and ending balance of uncertain tax positions
A reconciliation of the beginning and ending balance of uncertain tax positions is as follows:

	2025	2024	2023
	(U.S. $ in thousands)
Balance at beginning of year	$9,978	$8,859	$6,043
Additions for tax positions related to the current year	2,043	5,008	3,636
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitation	(107)	(354)	(458)
Classification to DTA	(765)	(3,535)	(362)
Balance at end of year	$11,148	$9,978	$8,859

Schedule of Cash Flow, Supplemental Disclosures	The income taxes paid by the Company are as follows:

Year ended December 31,	2025
(U.S. $ in thousands)
Israel	$251
Germany - Federal	711
Germany - Rheinmünster	626
Denmark	178
Netherlands	303
Hong Kong	169
China	410
Other foreign	198
$2,846